UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Mazama Capital Management, Inc.
           -----------------------------------------------------
Address:   One SW Columbia, Suite 1860
           Portland, Oregon 97258
           -----------------------------------------------------

Form  13F  File  Number:
                        -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian P. Alfrey
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  503-944-6245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian P. Alfrey                  Portland, Oregon                 7/26/2001
-------------------                  ----------------                 ---------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 0
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          104
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,001,993
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Active Power, Inc.             COM              00504W100     3213  192600 SH       Sole              159900      0  32700
AeroGen, Inc.                  COM              007779101    10932 1622100 SH       Sole             1343600      0 278500
Aether Systems, Inc.           COM              00808V105     2212  250000 SH       Sole              206800      0  43200
Alkermes Inc                   COM              01642T108    35410 1008850 SH       Sole              839350      0 169500
American Eagle Outfitters      COM              02553E106    14705  417300 SH       Sole              347200      0  70100
Anaren Microwave Inc.          COM              032744104      950   47500 SH       Sole               39300      0   8200
Annaly Mtg Mgmt Inc            COM              035710409     9370  683450 SH       Sole              566750      0 116700
Atherogenics, Inc.             COM              047439104     1350  225000 SH       Sole               88500      0 136500
Auspex                         COM              052116100     8452 1183800 SH       Sole              980300      0 203500
Avocent Corp                   COM              053893103    16446  722900 SH       Sole              601500      0 121400
Barr Labs Inc                  COM              068306109      415    6000 SH       Sole                6000      0      0
Capstone Turbine Corp.         COM              14067D102    12031  544700 SH       Sole              453900      0  90800
Carreker                       COM              144433109    19509  907400 SH       Sole              751700      0 155700
Celera Genomics Group          COM              038020202      278    7000 SH       Sole                7000      0      0
Celgene                        COM              151020104    16487  571500 SH       Sole              474900      0  96600
Cephalon, Inc.                 COM              156708109      282    4000 SH       Sole                4000      0      0
Chicos Fas Inc.                COM              168615102    17869  600650 SH       Sole              498100      0 102550
Coach, Inc.                    COM              189754104    14150  371900 SH       Sole              310400      0  61500
Columbia Sportswear Co         COM              198516106     1706   33450 SH       Sole               27900      0   5550
Core Laboratories              COM              N22717107    10158  541800 SH       Sole              448200      0  93600
Corillian Corp.                COM              218725109     6297 1574450 SH       Sole             1306050      0 268400
Corixa Corp                    COM              21887F100     9317  545800 SH       Sole              452400      0  93400
Cor-Therapeutics Inc           COM              217753102    35310 1157700 SH       Sole              963300      0 194400
Cree Inc.                      COM              225447101     5506  210650 SH       Sole              175050      0  35600
Digene Corp                    COM              253752109     2150   52700 SH       Sole               44800      0   7900
Digimarc                       COM              253807101    71452 2958700 SH       Sole             2468100      0 490600
Digital Insight                COM              25385P106    26958 1219850 SH       Sole             1011650      0 208200
DMC Stratex Networks Inc       COM              23322L106     3323  332300 SH       Sole              275300      0  57000
Doral Financial (FOR)          COM              25811P100     1547   45100 SH       Sole               38600      0   6500
Dusa Pharmaceuticals Inc.      COM              266898105     7008  490800 SH       Sole              405800      0  85000
E Trade Group Inc              COM              269246104      193   30000 SH       Sole               30000      0      0
Echelon Corp                   COM              27874N105    15570  506200 SH       Sole              418800      0  87400
Elastic Networks               COM              284159100     2711 1465500 SH       Sole             1213200      0 252300
Electro Scientific Inds        COM              285229100      792   20800 SH       Sole               17350      0   3450
Emcor Group Inc                COM              29084Q100     5050  139700 SH       Sole              117400      0  22300
Emisphere Technologies         COM              291345106    16819  533950 SH       Sole              441850      0  92100
FEI Co                         COM              30241L109    22586  550900 SH       Sole              457700      0  93200
First American Corporation     COM              318522307    17624  930550 SH       Sole              774250      0 156300
First Horizon Pharmaceutical   COM              32051K106    16502  514100 SH       Sole              426400      0  87700
Friedman Billings Ramsey Group COM              358433100     9427 1346900 SH       Sole             1116300      0 230600
Gene Logic Inc                 COM              368689105     8923  409350 SH       Sole              339050      0  70300
Getty Images                   COM              374276103     5564  211900 SH       Sole              176100      0  35800
Handspring                     COM              410293104     1347  175000 SH       Sole              144900      0  30100
Hawaiian Airlines Inc          COM              419849104    10070 3098600 SH       Sole             2590400      0 508200
Illumina Inc.                  COM              452327109     3223  273650 SH       Sole              226550      0  47100
Immersion Corp                 COM              452521107    14628 2089750 SH       Sole             1732850      0 356900
Incyte Genomics Inc            COM              45337C102    13579  553800 SH       Sole              459700      0  94100
Internap Networks Services Cor COM              45885A102       33   10000 SH       Sole               10000      0      0
JAKKS Pacific Inc              COM              47012E106     7503  401300 SH       Sole              332900      0  68400
Key Energy Services            COM              492914106     5096  470100 SH       Sole              391400      0  78700
King Pharmaceuticals           COM              495582108      282    5250 SH       Sole                5250      0      0
Legato                         COM              524651106      159   10000 SH       Sole               10000      0      0
Liveperson                     COM              538146101      532 2129450 SH       Sole             1758750      0 370700
LSI Logic                      COM              502161102      188   10000 SH       Sole               10000      0      0
Macrovision                    COM              555904101      342    5000 SH       Sole                5000      0      0
Manugistics Group Inc.         COM              565011103    12872  512850 SH       Sole              426650      0  86200
Maverick Tube Corp.            COM              577914104     7421  437800 SH       Sole              362500      0  75300
Mcafee.com                     COM              579062100    13924 1133900 SH       Sole              939800      0 194100
Metris Companies               COM              591598107     5936  176100 SH       Sole              146250      0  29850
MGI Pharma                     COM              552880106     1326  106050 SH       Sole               89150      0  16900
Millenium Cell                 COM              60038B105     8548  810250 SH       Sole              670650      0 139600
Moldflow                       COM              608507109     6468  419750 SH       Sole              357750      0  62000
Neose Technologies             COM              640522108    22758  505750 SH       Sole              418850      0  86900
Netiq Corp.                    COM              64115P102    21169  676570 SH       Sole              562650      0 113920
Netzero Inc                    COM              64122R109     3773 4493000 SH       Sole             3725800      0 767200
Omnivision                     COM              682128103    11304 2004350 SH       Sole             1660550      0 343800
Onyx Software Corp             COM              683402101    31948 3993600 SH       Sole             3336200      0 657400
Paradigm Genetics              COM              69900R106    21001 2333550 SH       Sole             1932050      0 401500
Patterson Energy               COM              703481101     6827  382050 SH       Sole              317150      0  64900
Pharmacyclics Corp             COM              716933106    15780  465500 SH       Sole              385200      0  80300
Pixar                          COM              725811103    23843  584400 SH       Sole              486500      0  97900
Pixelworks                     COM              72581M107    10133  283550 SH       Sole              234550      0  49000
Polo Ralph Lauren              COM              731572103    15990  619800 SH       Sole              516150      0 103650
Polycom Inc                    COM              73172K104    30883 1337550 SH       Sole             1113150      0 224400
Power-One Inc.                 COM              739308104     4466  268400 SH       Sole              223600      0  44800
Princeton Review, Inc.         COM              742352107     6828  794050 SH       Sole              657850      0 136200
Profit Recovery Group          COM              743168106     6946  606150 SH       Sole              502750      0 103400
Quiksilver Inc                 COM              74838C106    11877  475100 SH       Sole              393800      0  81300
Red Hat Inc.                   COM              756577102    20936 5233950 SH       Sole             4353950      0 880000
Sangamo Biosciences Inc.       COM              800677106     1701  116250 SH       Sole               95950      0  20300
Sawtek Corp                    COM              805468105     8850  376150 SH       Sole              310350      0  65800
Silicon VY Bancshare           COM              827064106     4725  214800 SH       Sole              179100      0  35700
Smith and Wollenski Restaurant COM              831758107     5205  929500 SH       Sole              770100      0 159400
Sonicwall Inc.                 COM              835470105     6921  274550 SH       Sole              228650      0  45900
Sound Advice Inc.              COM              836066100     2962  103200 SH       Sole               85400      0  17800
Southwest Bancorporation Texas COM              84476R109    12577  416350 SH       Sole              345850      0  70500
Stanford Microdevices          COM              854399102    11326  670250 SH       Sole              555750      0 114500
Swift Energy Co                COM              870738101     5015  166450 SH       Sole              138250      0  28200
Sylvan Learning System         COM              871399101     6168  253850 SH       Sole              210350      0  43500
Symantec Corp                  COM              871503108      211    4837 SH       Sole                4837      0      0
Symyx Technologies             COM              87155S108     9916  409950 SH       Sole              339600      0  70350
Therma-Wave Inc                COM              88343A108      879   46100 SH       Sole               38200      0   7900
Third Wave Technologies        COM              88428W108     2879  278700 SH       Sole              230400      0  48300
Ticketmaster                   COM              88633P203     3367  227500 SH       Sole              189400      0  38100
TransGenomic                   COM              89365K206    12321 1017450 SH       Sole              847950      0 169500
Triquint Semiconductor         COM              89674K103    14432  641450 SH       Sole              535050      0 106400
Tvia Corp                      COM              87307P101     3104 1380150 SH       Sole             1140550      0 239600
Tweeter Home Entertainment Gro COM              901167106     3375   95600 SH       Sole               79100      0  16500
Varian Medical System          COM              92220P105      286    4000 SH       Sole                4000      0      0
Verity Inc                     COM              92343C106     4097  205400 SH       Sole              169900      0  35500
ViaSat Inc                     COM              92552V100     7554  316350 SH       Sole              261850      0  54500
Viropharma, Inc.               COM              928241108      925   27200 SH       Sole               22600      0   4600
Wind River Systems             COM              973149107     3248  186050 SH       Sole              155450      0  30600
Zale Corp.                     COM              988858106     3419  101450 SH       Sole               84350      0  17100